LAW OFFICES OF
                     PAUL, HASTINGS, JANOFSKY & WALKER LLP

      A Limited Liability Partnership Including Professional Corporations

                             345 CALIFORNIA STREET
                      SAN FRANCISCO, CALIFORNIA 94104-2635
                            TELEPHONE (415) 835-1600
                            FACSIMILE (415) 217-5333
                             INTERNET www.phjw.com


                                January 21, 1998


(415) 835-1809                                                       27287.82470
pcalcott@phjw.com


Via EDGAR
---------

Securities and Exchange Comission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549
ATTN: File Room

         Re:      The Montgomery Funds II:(File Nos. 33-69686 and 811-8064)
                           Montgomery Global Long-Short Fund and
                           Montgomery Emerging Markets Focus Fund

Dear Ladies and Gentleman:

                  Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced funds do not differ from those filed via EDGAR in Post-Effective Amendment No. 26, filed by the Registrant on December 30, 1997.


                                        Truly yours,

                                        /s/ Paul C. Alcott
                                        -----------------------------
                                        Paul C. Alcott
                                        PAUL, HASTINGS, JANOFSKY & WALKER LLP
                                        Paralegal